Shareholder Report, Average Annual Return (Details) 195588_Innovator Equity Autocallable Income Strategy ETF_TF_TSR Annual {TF}	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Autocallable Income Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Equity Autocallable Income Strategy ETF NAV
Average Annual Return, Percent	(0.53%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	3.13%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent	3.05%